RISK MANAGEMENT (Details 13) - USD [Member] $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) Number
Disclosure of detailed information about financial instruments [line items]
Derivative Instruments (adjusted to market)	$ 401
Deposits	239
Loans	25,459
Financial investments	0
Total Exposure	$ 26,099
Credit Risk [Member] | Foreign Derivative Contracts [Member] | Bolivia
Disclosure of detailed information about financial instruments [line items]
Classification | Number	3
Derivative Instruments (adjusted to market)	$ 0
Deposits	0
Loans	6
Financial investments	0
Total Exposure	$ 6
Credit Risk [Member] | Foreign Derivative Contracts [Member] | China
Disclosure of detailed information about financial instruments [line items]
Classification | Number	2
Derivative Instruments (adjusted to market)	$ 0
Deposits	0
Loans	24,395
Financial investments	0
Total Exposure	$ 24,395
Credit Risk [Member] | Foreign Derivative Contracts [Member] | Italia
Disclosure of detailed information about financial instruments [line items]
Classification | Number	2
Derivative Instruments (adjusted to market)	$ 0
Deposits	238
Loans	78
Financial investments	0
Total Exposure	$ 316
Credit Risk [Member] | Foreign Derivative Contracts [Member] | Mexico
Disclosure of detailed information about financial instruments [line items]
Classification | Number	2
Derivative Instruments (adjusted to market)	$ 0
Deposits	1
Loans	0
Financial investments	0
Total Exposure	$ 1
Credit Risk [Member] | Foreign Derivative Contracts [Member] | Panama
Disclosure of detailed information about financial instruments [line items]
Classification | Number	2
Derivative Instruments (adjusted to market)	$ 63
Deposits	0
Loans	0
Financial investments	0
Total Exposure	$ 63
Credit Risk [Member] | Foreign Derivative Contracts [Member] | Peru
Disclosure of detailed information about financial instruments [line items]
Classification | Number	2
Derivative Instruments (adjusted to market)	$ 338
Deposits	0
Loans	0
Financial investments	0
Total Exposure	$ 338
Credit Risk [Member] | Foreign Derivative Contracts [Member] | Tailandia
Disclosure of detailed information about financial instruments [line items]
Classification | Number	2
Derivative Instruments (adjusted to market)	$ 0
Deposits	0
Loans	31
Financial investments	0
Total Exposure	$ 31
Credit Risk [Member] | Foreign Derivative Contracts [Member] | Turquia
Disclosure of detailed information about financial instruments [line items]
Classification | Number	3
Derivative Instruments (adjusted to market)	$ 0
Deposits	0
Loans	949
Financial investments	0
Total Exposure	$ 949